SHARE-BASED COMPENSATION - Employee compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	$ 10,100
General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	12,554	$ 13,850
General and administrative expense | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	1,229	751
General and administrative expense | Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	387	524
General and administrative expense | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	482	616
General and administrative expense | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	$ 10,456	$ 11,959